Grants and other liabilities	6 Months Ended
Jun. 30, 2023
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16. - Grants and other liabilities

	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Grants	882,187	911,593
Other liabilities and provisions	342,959	340,920
Dismantling provision	139,738	140,595
Lease liabilities	69,754	63,076
Accruals on Spanish market prices differences	91,292	91,884
Others	42,175	45,365
Grants and other non-current liabilities	1,225,146	1,252,513

As of June 30, 2023, the amount recorded in Grants primarily corresponds to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $594 million ($610 million as of December 31, 2022). The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $286 million as of June 30, 2023 ($299 million as of December 31, 2022). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded progressively in “Other operating income”.
Total amount of income for these two types of grants for Solana and Mojave is $29.2 million and $29.2 million for the six-month periods ended June 30, 2023 and 2022, respectively (Note 20).
The “Accruals on Spanish market prices differences” corresponds to the non-current portion of the payables related to the high market prices in Spain at which the solar assets in Spain invoiced electricity up to June 30, 2023, as a result of a negative adjustment to the regulated revenues for the deviation from the estimated market prices used by the Administration in Spain, which is expected to be compensated over the remaining regulatory life of the solar assets of the Company.